Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.64%(a)
Alabama–2.70%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$300	$285,963
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,805	1,955,311
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,290	1,403,341
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505)(c)(d)	5.50%	01/01/2043	1,600	1,142,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	4,715	5,138,223
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,890	1,928,504
Series 2024 A, RB	5.00%	11/01/2035	2,120	2,247,664
Series 2025 A, RB(b)	5.00%	06/01/2035	1,400	1,463,188
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,790	1,924,173
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	1,045	1,047,794
				18,536,161
Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	530	445,702
Arizona–3.07%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	97	95,572
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,520	1,510,658
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	458,195
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2050	680	615,228
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2048	1,000	1,026,152
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS - BAM)(f)(g)	5.00%	07/01/2046	3,805	3,989,905
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,390	1,312,897
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	842,652
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	280	270,742
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	455	407,987
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	1,505	1,400,468
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.00%	01/01/2048	4,295	4,538,265
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	4,235	4,599,721
				21,068,442
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	685	689,069
California–15.58%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	1,050	985,015
California (State of); Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	2,105	1,640,894
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,345	1,447,289
Series 2024, RB(b)	5.00%	04/01/2032	1,870	2,003,419
Series 2024, RB(b)	5.00%	10/01/2032	1,610	1,711,362
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	13,950	1,375,230
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$15,017
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	2,115	406,438
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	5,315	4,697,395
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	4	4,517
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,023	5,076,804
Series 2023-1, RB	4.38%	09/20/2036	1,045	1,081,095
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,700	1,754,904
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	2,115	2,155,877
Series 2018 A, RB(i)	5.00%	12/31/2047	2,550	2,558,789
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $322,119)(d)(e)	5.00%	08/01/2039	320	240,824
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	685	685,692
Series 2012, RB(e)(i)	5.00%	07/01/2030	275	275,278
Series 2012, RB(e)(i)	5.00%	07/01/2037	2,875	2,876,327
Series 2012, RB(e)(i)	5.00%	11/21/2045	3,365	3,365,014
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,275	1,275,129
California Enterprise Development Authority; Series 2025, RB(g)	5.50%	11/01/2059	8,055	8,733,776
California Health Facilities Financing Authority; Series 2025, RB(g)(j)	5.00%	08/15/2051	5,580	5,898,699
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,950	2,797,106
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	1,055	796,393
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	505	505,073
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	1,105	1,060,498
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	1,955	210,431
Los Angeles (City of), CA Department of Airports; Series 2021, Ref. RB(i)	5.00%	05/15/2046	1,995	2,055,074
Los Angeles County Public Works Financing Authority;
Series 2025, RB(g)	5.25%	12/01/2050	2,640	2,880,414
Series 2025, RB(g)	5.25%	12/01/2054	980	1,062,560
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(f)	5.00%	08/01/2050	1,575	1,640,794
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	745	917,456
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,550	2,590,731
Municipal Improvement Corp. of Los Angeles; Series 2025, RB	5.50%	05/01/2055	2,615	2,842,400
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.13%	08/01/2050	5,000	4,858,964
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds	4.00%	08/01/2043	50	50,001
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	6,915	6,477,523
Series 2022 P, RB	3.50%	05/15/2054	2,570	2,160,196
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,565	1,509,397
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	2,620	2,479,528
San Diego County Regional Airport Authority; Series 2025, RB(g)(i)	5.00%	07/01/2048	3,230	3,343,071
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(i)	5.00%	05/01/2038	860	897,586
Series 2019 E, RB(i)	5.00%	05/01/2050	2,980	3,011,621
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	775	836,870
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	4,410	1,621,569
State of California; Series 2025, GO Bonds(g)	5.00%	03/01/2055	4,290	4,588,158
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(f)(h)	0.00%	08/01/2026	1,350	1,323,487
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGI)(f)	5.00%	09/01/2026	465	470,923
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(h)	0.00%	08/01/2032	4,650	3,829,334
				107,081,942
Colorado–6.42%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	3,040	2,968,861
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	$1,060	$1,026,983
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,200,346
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	790	841,530
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	2,140	2,130,162
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	840,332
Series 2022, RB	6.50%	12/01/2053	725	760,768
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	846,619
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	2,175	2,204,531
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,855,149
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(e)	5.00%	04/01/2035	1,590	1,742,660
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	484,768
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	2,085	2,119,630
Series 2018 A-2, RB(h)	0.00%	08/01/2034	1,675	1,181,381
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	504	448,010
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,265	2,270,364
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	863	765,117
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	735	773,132
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	926	960,979
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	817,444
Penrith Park Metropolitan District;
Series 2025 A, Ref. GO Bonds (INS - BAM)(f)	5.25%	12/01/2040	735	796,711
Series 2025 A, Ref. GO Bonds (INS - BAM)(f)	5.25%	12/01/2045	825	867,719
Series 2025 A, Ref. GO Bonds (INS - BAM)(f)	4.75%	12/01/2054	2,240	2,252,500
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	418,159
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,700	1,565,608
Severance Shores Metropolitan District No. 4; Series 2025, Ref. GO Bonds (INS - AGI)(f)	5.75%	12/01/2054	2,145	2,269,424
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	750	761,133
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	1,065	1,093,983
Spring Valley Metropolitan District No. 3;
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	5.25%	12/01/2045	1,000	1,039,276
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.63%	12/01/2054	500	486,443
Sterling Ranch Community Authority Board; Series 2025 A, Ref. RB (INS - BAM)(f)	5.25%	12/01/2050	945	987,698
Village Metropolitan District (The); Series 2025 A, GO Bonds	5.75%	12/01/2055	500	504,952
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	685	686,592
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,700	1,700,691
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	625	475,764
Series 2021 A-2, RB(k)	4.50%	12/01/2041	2,610	1,999,233
				44,144,652
District of Columbia–1.81%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	776,008
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	4,245	3,931,698
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	1,879,080
Washington Metropolitan Area Transit Authority;
Series 2025, RB(g)(j)	5.25%	07/15/2053	2,780	2,917,646
Series 2025, RB(g)(j)	5.25%	07/15/2055	2,770	2,930,833
				12,435,265
Florida–14.19%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	1,075	790,428
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	566,226
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2019 A, RB(i)	4.00%	10/01/2049	$955	$847,715
Series 2019 A, RB(i)	5.00%	10/01/2049	1,325	1,339,375
Series 2022 A, RB	4.00%	10/01/2047	7,340	7,020,848
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	3,215	2,851,393
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,565	1,688,311
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(g)	5.00%	10/01/2055	2,940	3,065,192
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	3,165	3,202,746
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	2,000	2,126,867
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,525	1,539,234
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	975	316,875
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.00%	07/01/2044	2,340	2,326,825
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2053	3,660	3,655,135
Series 2024, Ref. RB(i)	5.50%	07/01/2053	1,100	913,000
Fort Lauderdale (City of), FL; Series 2024, RB(g)	5.50%	09/01/2053	3,200	3,462,308
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,900	2,055,746
Gainesville (City of), FL; Series 2019 A, RB(b)(l)	5.00%	10/01/2029	5	5,429
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	1,715	1,719,072
Series 2024, RB(i)	5.25%	10/01/2048	2,125	2,227,277
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	2,010	2,110,116
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	3,220	3,251,057
Hillsborough County Industrial Development Authority; Series 2025, RB(g)	5.50%	11/15/2054	4,235	4,550,974
JEA Water & Sewer System; Series 2025, RB(g)	5.25%	10/01/2055	2,120	2,276,871
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	890	896,942
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	347,115
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,266,994
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,465	1,476,193
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(i)	5.00%	10/01/2040	1,700	1,720,760
Series 2021, RB	4.00%	10/01/2051	3,975	3,589,932
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	1,655	1,693,227
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	1,065	1,081,097
Series 2025 A, RB(i)	5.50%	10/01/2055	570	600,963
Series 2025, RB(g)	5.00%	07/01/2052	2,970	3,094,021
Series 2025, RB(g)	5.25%	10/01/2054	5,385	5,736,879
Subseries 2021 A-2, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	3,200	2,958,581
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGI)(f)	5.00%	07/01/2035	720	720,670
Series 2010 A, RB	5.00%	07/01/2040	6,720	6,748,751
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	3,620	3,791,310
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	570	135,751
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	3,940	887,181
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	485	103,215
Reunion East Community Development District; Series 2005, RB(c)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,695	1,517,071
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	1,070	958,704
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	965	395,507
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,696,801
Tampa (City of), FL; Series 2020 A, RB(h)	0.00%	09/01/2049	7,225	2,207,266
				97,533,953
Georgia–2.69%
Atlanta (City of), GA (Green Bonds); Series 2023, RB(i)	5.25%	07/01/2044	1,470	1,557,871
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	$4,230	$4,092,332
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,385	1,443,444
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,450	1,433,904
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,575	1,606,732
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,605	1,605,859
Series 2023 B, RB(b)	5.00%	03/01/2030	2,360	2,503,945
Series 2024 B, RB(b)	5.00%	03/01/2032	2,145	2,317,180
Series 2024 E, RB(b)	5.00%	12/01/2032	1,800	1,943,331
				18,504,598
Hawaii–1.14%
Hawaii (State of);
Series 2025, RB(g)	5.50%	07/01/2052	4,860	5,268,096
Series 2025, RB(g)(i)	5.50%	07/01/2054	2,385	2,557,556
				7,825,652
Idaho–0.83%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	450	404,572
Series 2017 A, Ref. RB	5.25%	11/15/2037	625	526,596
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	518,558
Idaho Housing & Finance Association; Series 2025, RB(g)	5.00%	08/15/2049	3,965	4,220,131
				5,669,857
Illinois–3.87%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	460	483,431
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,865	1,871,564
Series 2024 A, RB(i)	5.50%	01/01/2059	2,670	2,777,699
Series 2025 E, RB(i)	5.50%	01/01/2055	2,095	2,200,401
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	885,224
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	947,804
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2041	1,485	1,438,077
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,357,040
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	347,081
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,920,218
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,634,307
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,196,193
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	460	460,613
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $77,663)(d)	5.00%	11/01/2040	75	51,937
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,302,255)(d)	5.00%	11/01/2049	1,550	1,073,375
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	3,335	3,341,532
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,134	834,104
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB (INS - BAM)(f)(k)	4.70%	12/15/2037	1,500	1,245,297
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2031	1,530	1,532,817
				26,598,714
Indiana–1.60%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	3,165	3,497,987
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	3,140	2,831,661
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	165,840
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	305	305,133
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	$1,015	$1,071,268
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	2,175	2,275,426
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	785	829,521
				10,976,836
Iowa–1.31%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	785	579,440
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,670	1,670,032
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(l)	5.00%	12/01/2032	3,480	4,003,892
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	1,008,486
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	385	328,735
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,380	1,394,445
				8,985,030
Kansas–0.27%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	866,574
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	975,606
				1,842,180
Kentucky–1.66%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	850	810,634
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(f)	5.00%	12/01/2047	665	665,008
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,410	1,411,317
Series 2015 A, RB	5.00%	07/01/2040	1,250	1,250,826
Series 2015 A, RB	5.00%	01/01/2045	1,695	1,695,458
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	2,145	2,328,079
Series 2025 B, RB	5.00%	12/01/2033	1,045	1,093,885
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2051	2,035	2,120,441
				11,375,648
Louisiana–1.32%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(e)	3.90%	11/01/2044	840	764,411
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(i)	5.50%	09/01/2059	3,295	3,368,328
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation);
Series 2002 B, RB(b)(l)	5.50%	05/15/2026	2,000	2,026,070
Series 2025, Ref. RB	5.50%	05/15/2050	2,120	2,280,206
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(f)	5.00%	10/01/2048	625	634,245
				9,073,260
Maryland–1.22%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	478	486,923
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	970,264
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,295	1,302,318
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	843,984
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,280	1,351,449
Maryland Economic Development Corp. (Purple Line) (Green Bonds);
Series 2022 A, RB(i)	5.00%	11/12/2028	500	503,482
Series 2022 B, RB(i)	5.25%	06/30/2055	1,780	1,772,178
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	$1,145	$1,151,488
				8,382,086
Massachusetts–1.50%
Massachusetts (Commonwealth of); Series 2024, RB(g)	5.00%	06/01/2053	5,835	6,075,943
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,840	1,861,658
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(i)	5.00%	07/01/2046	2,340	2,387,965
				10,325,566
Michigan–4.12%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	225,223
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	856,128
Lansing (City of), MI; Series 2024, RB(g)	5.25%	07/01/2054	4,645	4,981,183
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,540	3,747,859
Series 2024, RB(g)	5.50%	11/15/2049	3,965	4,320,292
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	370	373,427
Series 2020, Ref. RB	5.00%	06/01/2045	620	575,109
Michigan (State of) Housing Development Authority; Series 2025, RB(g)	5.10%	10/01/2053	2,480	2,542,004
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	2,885	2,883,017
Michigan State Housing Development Authority;
Series 2025, RB(g)	5.10%	06/01/2056	3,665	3,722,922
Series 2025, RB(g)	5.40%	10/01/2060	3,940	4,079,761
				28,306,925
Minnesota–0.97%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	327,641
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	416,089
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	760	767,840
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	4,070	4,232,869
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	501,032
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	393,343
				6,638,814
Mississippi–0.39%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(f)	5.25%	03/01/2055	1,060	1,103,884
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,555,911
				2,659,795
Missouri–2.24%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,380,241
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,389,551
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	5,985	6,041,876
Series 2019 B, RB (INS - AGI)(f)(i)	5.00%	03/01/2049	1,270	1,281,053
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	571,212
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	406,893
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,335	2,372,030
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	$975	$976,859
				15,419,715
Nebraska–2.03%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	5,265	5,659,939
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	1,075	1,131,323
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,335	1,391,319
Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGI)(f)	4.00%	02/01/2051	2,605	2,413,342
Omaha Public Power District; Series 2025, RB(g)(j)	5.25%	02/01/2053	3,145	3,325,236
				13,921,159
Nevada–1.37%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(g)	5.00%	07/01/2053	6,745	7,036,478
Las Vegas Valley Water District; Series 2025, GO Bonds(g)	5.25%	06/01/2055	1,490	1,597,137
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(i)	12.00%	11/02/2026	920	782,000
				9,415,615
New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	369	376,036
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	2,029	2,064,890
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,149,360
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,360	1,395,687
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,305	1,330,493
				6,316,466
New Jersey–3.40%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	410	410,535
Series 2012, RB(i)	5.75%	09/15/2027	350	350,586
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.50%	01/01/2027	1,200	1,202,483
Series 2013, RB(i)	5.00%	01/01/2028	1,000	1,001,704
Series 2013, RB(i)	5.38%	01/01/2043	1,320	1,321,205
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	4,865	4,554,090
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,565	1,694,879
Rutgers The State University of New Jersey; Series 2009 G, VRD RB(o)	0.02%	05/01/2039	5,000	5,000,000
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,720	3,702,770
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,120	2,126,883
Series 2018 B, Ref. RB	5.00%	06/01/2046	2,070	2,012,787
				23,377,922
New York–23.09%
Battery Park (City of), NY Authority; Series 2019 D-1, Ref. VRD RB(o)	1.63%	11/01/2038	2,000	2,000,000
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(p)	5.25%	12/31/2033	520	524,731
Empire State Development Corp; Series 2025, RB(g)	5.00%	03/15/2050	4,655	4,812,753
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	2,861,221
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,520,493
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,744,446
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(h)(m)	0.00%	01/01/2058	2,730	0
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(i)	4.00%	07/15/2060	2,975	2,594,158
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2021-3, VRD GO Bonds(o)	1.25%	04/01/2042	$8,000	$8,000,000
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,301,672
Series 2025, RB(g)	5.25%	04/01/2047	1,915	2,014,177
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2039	4,680	5,163,181
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(o)	1.25%	06/15/2043	2,000	2,000,000
Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	1,961,215
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	1,850	1,766,768
Series 2023 F-1, RB	4.00%	02/01/2051	3,230	2,978,472
New York (State of) Dormitory Authority; Series 2018 E, RB(g)	5.00%	03/15/2046	7,240	7,423,268
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2028	600	642,883
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	505	555,359
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	4,252,400
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	2,900	3,025,430
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(f)	5.50%	10/01/2054	420	451,603
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	4,640	4,441,366
Series 2020 A, Ref. RB	4.00%	11/15/2055	5,315	4,854,356
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(f)	5.00%	11/15/2053	2,215	2,318,710
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	6,835	6,247,556
Series 2019 B, RB (INS - AGI)(f)	4.00%	01/01/2050	3,300	3,012,222
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	3,145	2,957,952
New York City Health and Hospitals Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	1,610	1,613,784
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	360	282,431
Series 2010 A, RB(e)	6.25%	06/01/2041	1,474	1,423,020
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	3,902,296
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	7,280	7,280,027
New York State Dormitory Authority; Series 2025, RB(g)	5.50%	03/15/2053	4,710	5,122,499
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,120	1,999,890
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	470	470,122
Series 2016, Ref. RB(i)	5.00%	08/01/2031	2,690	2,691,322
Series 2020, Ref. RB(i)	5.25%	08/01/2031	515	534,240
Series 2020, Ref. RB(i)	5.38%	08/01/2036	1,205	1,259,170
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	2,670	2,739,334
Series 2018, RB(i)	5.00%	01/01/2034	2,560	2,616,255
Series 2018, RB(i)	5.00%	01/01/2036	1,580	1,606,414
Series 2020, RB(i)	4.38%	10/01/2045	1,485	1,401,122
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(i)	5.38%	06/30/2060	2,755	2,764,843
Series 2024, RB(i)	5.50%	06/30/2054	1,975	2,004,331
Series 2024, RB(i)	5.50%	06/30/2060	2,035	2,062,674
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(f)(i)	5.50%	06/30/2059	2,130	2,235,414
Series 2025, RB(i)	6.00%	06/30/2059	2,130	2,264,940
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	5,075	5,062,508
Series 2016 A, RB(i)	5.25%	01/01/2050	3,250	3,249,966
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2036	$1,255	$1,345,933
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(i)	5.50%	12/31/2060	85	86,890
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(i)	5.00%	12/01/2038	1,040	1,101,212
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,105	2,133,001
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	2,205	2,275,138
Series 2025, RB(g)	5.50%	11/15/2053	3,435	3,760,414
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	960	986,288
Series 2025, RB(g)	5.25%	05/15/2062	6,650	6,937,142
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	635	684,709
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,334,762
				158,658,483
North Carolina–0.40%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	1,215	1,255,884
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(f)(h)	0.00%	01/01/2051	5,090	1,525,714
				2,781,598
North Dakota–0.36%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,490	1,424,033
Series 2017 C, RB	5.00%	06/01/2053	1,150	1,078,422
				2,502,455
Ohio–6.79%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,055	4,397,608
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,060	8,485,891
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,560	1,586,549
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	1,020	1,021,415
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	605	610,477
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(i)	5.50%	01/01/2050	3,575	3,800,848
County of Franklin OH; Series 2025, RB(g)	5.25%	11/01/2055	2,520	2,665,678
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,480	1,449,377
Series 2017, Ref. RB	5.50%	02/15/2057	1,070	1,062,134
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(f)	5.25%	12/01/2054	1,225	1,271,323
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	2,095	2,291,184
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	4,190	4,101,603
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,408,374)(c)(d)(e)	6.00%	04/01/2038	1,437	17,960
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,170	1,163,456
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	3,180	2,725,105
Ohio State University (The); Series 2023, VRD Ref. RB(o)	1.80%	06/01/2043	10,000	10,000,000
				46,650,608
Oklahoma–2.05%
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGI)(f)(h)	0.00%	02/01/2031	1,000	838,168
Series 2002, RB (INS - AGI)(f)(h)	0.00%	02/01/2034	3,970	2,945,022
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	4,800	4,819,978
Oklahoma (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,060	1,140,043
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	1,135	1,068,535
Oklahoma Turnpike Authority; Series 2025, RB(g)	5.25%	01/01/2050	1,900	2,043,473
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	$430	$430,324
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	815	815,575
				14,101,118
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	999	1,012,971
Oregon–0.37%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	624,413
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,815	1,910,333
				2,534,746
Pennsylvania–2.86%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(f)(i)	5.50%	01/01/2048	1,740	1,835,786
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	986,409
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(h)	0.00%	10/01/2036	850	541,142
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	650	657,013
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	2,565	2,609,024
Series 2022, RB (INS - AGI)(f)(i)	5.00%	12/31/2057	1,285	1,308,002
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	665	654,338
Series 2023 A-2, RB	4.00%	05/15/2048	695	620,666
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,281,003
Series 2014 A-2, RB	5.13%	12/01/2039	2,500	2,647,712
Series 2021 A, RB	4.00%	12/01/2050	1,155	1,052,792
Philadelphia (City of), PA; Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	1,310	1,311,827
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	2,130	2,229,641
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	500	460,600
Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	1,515	1,486,341
				19,682,296
Puerto Rico–5.40%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,655	2,691,443
Series 2002, RB	5.63%	05/15/2043	1,890	1,921,167
Series 2005 A, RB(h)	0.00%	05/15/2050	7,500	1,547,077
Series 2005 B, RB(h)	0.00%	05/15/2055	3,240	393,796
Series 2008 A, RB(h)	0.00%	05/15/2057	26,415	1,261,866
Series 2008 B, RB(h)	0.00%	05/15/2057	31,765	960,154
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,524,275
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,605	1,594,351
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,250	1,201,778
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	770	712,021
Subseries 2022, RN(h)	0.00%	11/01/2043	142	90,738
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(f)	5.25%	07/01/2031	4,545	4,635,548
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	$408	$386,871
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,890	1,675,173
Series 2018 A-1, RB(h)	0.00%	07/01/2033	2,685	2,038,831
Series 2018 A-1, RB(h)	0.00%	07/01/2046	10,495	3,578,771
Series 2018 A-1, RB(h)	0.00%	07/01/2051	13,770	3,431,714
Series 2018 A-1, RB	4.75%	07/01/2053	2,355	2,241,963
Series 2018 A-1, RB	5.00%	07/01/2058	2,725	2,656,782
Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,521,595
Series 2019 A-2, RB	4.78%	07/01/2058	1,075	1,014,875
				37,080,789
Rhode Island–0.53%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,000,583
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,635	2,631,305
				3,631,888
South Carolina–0.92%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	2,525	2,753,158
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	630	628,797
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	645	687,035
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	2,145	2,256,636
				6,325,626
South Dakota–0.98%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,590	2,612,539
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,280	1,280,365
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,370	1,405,986
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,420	1,465,646
				6,764,536
Tennessee–3.24%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,700	1,773,147
City of Memphis TN Memphis Light Gas & Water Division Electr; Series 2025, RB(g)	5.00%	12/01/2055	1,755	1,845,369
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	2,280	2,353,593
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,650	2,511,093
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(g)	6.00%	12/01/2054	3,730	4,150,303
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	4,040	3,728,953
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	1,210	1,220,834
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	3,190	3,440,230
Tennessee Housing Development Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	5.35%	07/01/2048	1,190	1,245,662
				22,269,184
Texas–16.38%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,815	1,681,543
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	1,500	1,558,837
Austin Community College District; Series 2025, GO Bonds(g)	5.25%	08/01/2055	3,140	3,340,660
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,440	1,388,322
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	1,240	1,268,152
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(g)(j)	5.50%	02/01/2050	2,110	2,271,009
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,530	1,418,293
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	$645	$676,217
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,285	1,238,821
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,145	2,074,632
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(i)	5.50%	11/01/2050	1,885	2,017,948
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	5,405	5,121,411
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,657,569
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	2,260	2,122,122
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	440	424,750
Series 2023, RB (INS - AGI)(f)	4.25%	10/01/2053	1,815	1,716,671
Series 2024, RB (INS - BAM)(f)	4.38%	10/01/2054	1,260	1,214,399
Harris (County of), TX; Series 2025, RB(g)(j)	5.25%	08/15/2054	4,705	5,005,634
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2048	2,195	2,289,602
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(i)	5.50%	07/15/2038	530	573,668
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(i)	4.00%	07/01/2041	740	673,735
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	625	642,857
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,775	1,684,535
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	2,095	2,172,898
Series 2023, GO Bonds	4.00%	02/15/2053	2,360	2,183,934
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,500	1,444,878
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(g)	5.25%	02/15/2055	2,345	2,514,717
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	3,665	3,675,839
New Hope Cultural Education Facilities Finance Corp.; Series 2025, RB(g)	5.50%	08/15/2049	4,230	4,609,519
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	5.00%	07/01/2047	1,000	714,991
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $57,734)(c)(d)	7.50%	11/15/2037	65	65,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $1,756,533)(c)(d)	2.00%	11/15/2061	1,834	788,625
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	797,755
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	988,140
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(f)	5.00%	04/01/2046	1,100	1,100,041
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,825	1,846,527
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,280	986,252
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	629,231
Series 2017, Ref. RB	5.00%	01/01/2047	790	770,641
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	265,139
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,737,787
Series 2020, RB	5.25%	10/01/2055	2,855	2,634,110
North Texas Tollway Authority; Series 2008 D, Ref. RB (INS - AGI)(f)(h)	0.00%	01/01/2028	4,100	3,854,463
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	1,080	1,173,228
Series 2025, RB(g)	5.25%	02/01/2046	1,660	1,757,635
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(f)	5.00%	10/01/2032	485	485,540
Series 2011, RB (INS - AGI)(f)	5.00%	10/01/2037	525	525,484
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	1,025	985,913
Series 2023, GO Bonds	4.25%	08/15/2053	2,900	2,770,375
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,895	1,898,740
Series 2016, Ref. RB	5.00%	05/15/2045	1,000	954,109
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(c)	6.38%	02/15/2048	$2,460	$1,943,400
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	100,945
Series 2020, Ref. RB	6.75%	11/15/2051	105	95,401
Series 2020, Ref. RB	6.88%	11/15/2055	105	95,835
Texas (State of) Transportation Commission; Series 2019, RB(h)	0.00%	08/01/2044	3,500	1,413,613
Texas (State of) Water Development Board;
Series 2022, RB(g)	5.00%	10/15/2047	4,260	4,448,377
Series 2023 A, RB	4.88%	10/15/2048	3,170	3,277,550
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(i)	5.50%	06/30/2040	2,000	2,110,865
Texas Transportation Finance Corp; Series 2025, RB(g)	5.50%	10/01/2055	3,405	3,729,861
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,946
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	3,150	3,001,234
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	4,270	3,945,117
				112,565,042
Utah–2.49%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	412,824
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(f)(g)(j)	5.50%	06/01/2050	2,400	2,604,606
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	418,998
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	1,890	1,903,546
Series 2021 A, RB(i)	5.00%	07/01/2046	1,055	1,076,625
Series 2023 A, RB(i)	5.50%	07/01/2053	3,695	3,874,652
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,575	2,393,515
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	1,000	1,018,296
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(g)	5.00%	01/01/2054	1,895	1,942,992
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,415	1,472,190
				17,118,244
Virginia–3.12%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,700	2,496,071
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(f)	5.25%	07/01/2053	1,385	1,445,189
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	645	640,951
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.95%	01/01/2054	2,000	2,018,952
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,485	1,540,847
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(i)	5.00%	01/01/2038	2,000	2,104,397
Series 2022, Ref. RB(i)	4.00%	07/01/2040	2,050	1,978,040
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	1,780	1,789,984
Series 2022, Ref. RB(i)	5.00%	12/31/2057	1,005	1,006,192
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,480	1,446,374
Series 2017, RB(i)	5.00%	12/31/2056	5,170	4,981,031
				21,448,028
Washington–3.43%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(f)	5.50%	12/01/2060	1,150	1,243,248
Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	1,680	1,713,284
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	3,515	3,349,198
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(f)(h)	0.00%	12/01/2029	2,120	1,902,279
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	1,080	1,142,529
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	4,410	4,427,834
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	2,850	3,043,308
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	$1,575	$1,476,038
Series 2020, Ref. RB	5.00%	09/01/2055	1,830	1,863,194
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(e)(f)	5.25%	07/01/2064	1,060	1,071,149
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	550	516,189
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	455	414,586
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,475	1,433,431
				23,596,267
West Virginia–0.47%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	1,040	1,094,603
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	2,275	2,129,532
				3,224,135
Wisconsin–5.63%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(f)(h)	0.00%	12/15/2050	8,300	2,537,625
Series 2020, RB (INS - AGI)(f)(h)	0.00%	12/15/2060	25,455	4,685,125
Series 2022, RB(e)	5.25%	12/15/2061	2,170	2,166,733
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	3,545	3,149,454
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	3,190	3,095,440
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,960	1,708,221
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,005,488
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	790	798,691
Wisconsin (State of) Public Finance Authority;
Series 2025, RB(i)	5.75%	12/31/2065	1,070	1,110,706
Series 2025, RB(i)	6.50%	12/31/2065	3,190	3,530,293
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	1,155	889,350
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	530	521,641
Series 2022 A, RB(e)	6.13%	02/01/2050	575	565,228
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	790	786,650
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	835	375,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,172,331
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,144,653
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	1,215	1,217,820
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,110,867
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,075	3,127,729
				38,699,795
Wyoming–0.19%
University of Wyoming; Series 2021 C, RB (INS - AGI)(f)	4.00%	06/01/2044	1,350	1,314,422
Total Municipal Obligations (Cost $1,070,386,778)				1,069,513,255
			Shares
Exchange-Traded Funds–0.69%
Invesco Intermediate Municipal ETF(q)			37,972	1,964,292
Invesco Rochester High Yield Municipal ETF(q)			53,980	2,744,591
Total Exchange-Traded Funds (Cost $4,693,129)				4,708,883
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Shares	Value

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(m)	7,620	$0
TOTAL INVESTMENTS IN SECURITIES(r)–156.33% (Cost $1,075,079,907)		1,074,222,138
FLOATING RATE NOTE OBLIGATIONS–(19.62)%
Notes with interest and fee rates ranging from 3.33% to 3.57% at 11/30/2025 and contractual maturities of collateral ranging from 05/01/2039 to 05/15/2062(s)		(134,850,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.38)%		(249,964,573)
OTHER ASSETS LESS LIABILITIES–(0.33)%		(2,251,490)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$687,156,075
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $3,956,987, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2025 was $3,379,721, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $52,967,475, which represented 7.71% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Zero coupon bond issued at a discount.
(i)	Security subject to the alternative minimum tax.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $17,799,820. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Intermediate Municipal ETF	$-	$1,950,556	$-	$13,736	$-	$1,964,292	$11,271
Invesco Rochester High Yield Municipal ETF	832,327	1,920,786	-	(8,522)	-	2,744,591	46,596
Total	$832,327	$3,871,342	$-	$5,214	$-	$4,708,883	$57,867

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	6.44%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Trust’s investments with a value of $190,959,578 are held by TOB Trusts and serve as collateral for the $134,850,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,069,117,748	$395,507	$1,069,513,255
Exchange-Traded Funds	4,708,883	—	—	4,708,883
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments in Securities	4,708,883	1,069,117,748	395,507	1,074,222,138
Other Investments - Assets
Investments Matured	—	213,300	—	213,300
Total Investments	$4,708,883	$1,069,331,048	$395,507	$1,074,435,438
Invesco Municipal Opportunity Trust